UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03700

The Dreyfus/Laurel Tax Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	6/30

Date of reporting period:	12/31/03

SSL-DOCS2 70134233v1

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus BASIC
California Municipal
Money Market Fund

SEMIANNUAL REPORT December 31, 2003

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

     Dreyfus BASIC California Municipal Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus BASIC California Municipal Money Market Fund covers the six-month period from July 1, 2003, through December 31, 2003. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, J. Christopher Nicholl.

Yields of tax-exempt money market instruments remained near historical lows during the second half of 2003, after the Federal Reserve Board (the “Fed”) reduced short-term interest rates in late June to their lowest level since 1958. Although the Fed refrained from reducing interest rates further during the remainder of the year, it repeatedly reaffirmed its commitment to keeping interest rates low.

However, recent developments suggest to us that interest rates are more likely to rise in 2004 than to drop further, and we continue to believe that tax-exempt money market funds deserve consideration for the “liquid” portion of tax-conscious investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

January 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus BASIC California Municipal Money Market Fund perform during the period?

For the six-month period ended December 31, 2003, the fund’s shares provided an annualized yield of 0.50% and, after taking into account the effects of compounding, an annualized effective yield of 0.50%.1

Despite stronger U.S. economic growth, short-term interest rates and tax-exempt money market yields remained near historical lows during the second half of 2003 as the Federal Reserve Board (the “Fed”) reiterated its commitment to keeping rates low for “a considerable period.”

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from California issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher-yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral average weighted maturity.

What other factors influenced the fund’s performance?

The second half of 2003 was characterized by a sustained U.S. economic recovery, including an estimated 8.2% annualized growth rate during the year’s third quarter, the economy’s strongest quarterly performance in almost 20 years. In July, when more tangible signs of economic recovery appeared in statistical data, concerns over potential inflationary pressures led to one of the most severe declines in the history of the longer-term bond market. However, yields of tax-exempt money market securities remained near historical lows, anchored by the 1% federal funds rate set in late June.

Historically, interest rates and money market yields have tended to trend higher during the early stages of economic recoveries, largely because investors would anticipate Fed action designed to forestall inflationary pressures. During the reporting period, however, in the absence of any signs of resurgent inflation, the Fed repeatedly reminded investors of its intention to keep interest rates at prevailing low levels.As a result, tax-exempt money market yields rose only modestly at the longer end of their maturity range.

In addition, the fund continued to be influenced by California’s fiscal problems.The economic downturn caused tax receipts to fall far short of budgeted projections, and the state historically has been hampered by legislatively imposed limits on taxes.As a result, California began its 2004 fiscal year with a larger budget gap than any other state. These pressures were intensified by the political turmoil surrounding the recall of former governor Gray Davis and the election of his successor, Arnold Schwarzenegger. Consequently, the state was unable to address

4

its fiscal difficulties during the reporting period, and it turned to the fixed-income markets to borrow the money needed to fund its operations.

The state’s rising debt load led several of the major independent credit rating agencies to downgrade California’s credit rating, and the state’s unsecured, short-term debt obligations have been ineligible for money market funds. Instead, we have focused on securities from cities and school districts that, in our judgment, do not depend heavily on state aid for revenues. In addition, the fund holds a number of positions in state-issued instruments that are enhanced by insurance or bank letters of credit.2

What is the fund’s current strategy?

We have continued to maintain what we believe is a defensive investment posture for the fund. Despite the Fed’s commitment to low interest rates, we believe that short-term rates may rise in 2004 if the economy remains strong, the labor markets improve and signs of renewed inflation arise. Accordingly, we have set the fund’s weighted average maturity in a range we consider neutral to slightly shorter than average for the fund. To achieve this position, we have modestly increased the fund’s holdings of commercial paper in the three- to nine-month range, and we have reduced its holdings of municipal notes commensurately. In our view, these are prudent strategies while California attempts to address its fiscal problems.

January 15, 2004

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund

2	Insurance on individual securities extends to the repayment of principal and the payment of interest in the event of default. It does not extend to the market value of the portfolio securities or the value of the fund’s shares.

The Fund

5

STATEMENT OF INVESTMENTS

December 31, 2003 (Unaudited)

	Principal
Tax Exempt Investments—107.3%	Amount ($)		Value ($)

Alameda-Contra Costa Transit District, RAN
2%, 8/19/2004 (LOC; BNP Paribas)	3,000,000		3,019,106
State of California:
GO Notes, VRDN:
1.22%, Series C (LOC: Bank of America, Landesbank
Hessen-Thueringen Girozentrale and Scotia Bank)	400,000	[a]	400,000
1.33%, Series A (LOC: JPMorgan Chase Bank
and WestLB AG)	2,100,000	[a]	2,100,000
RAN 2%, 6/23/2004 (LOC; Nordea Bank Sweden)	3,000,000		3,013,214
California Educational Facilities Authority, College and
University Revenue (University of Southern California)
1.05%, 3/19/2004	1,000,000		1,000,000
California Infrastructure and Economic Development Bank
Revenue:
CP (Salvation Army West) 1.08%, 1/28/2004
(LOC; Bank of America)	1,700,000		1,700,000
(J Paul Getty Trust) 1%, 5/13/2004	1,300,000		1,300,000
California Pollution Control Financing Authority, PCR
VRDN, Refunding:
(Exxon Project) 1.10%	1,800,000	[a]	1,800,000
(Pacific Gas and Electric Corp.):
1.30% (LOC; Bank of America)	1,600,000	[a]	1,600,000
1.32% (LOC; JPMorgan Chase Bank)	1,400,000	[a]	1,400,000
California Statewide Communities Development Authority
VRDN:
MFHR (Oakmont Senior Living)
1.30% (LOC: East West Bank and FHLB)	5,340,000	[a]	5,340,000
PCR, Refunding
(Chevron USA Corporation Project) 1.25%	100,000	[a]	100,000
Private Schools Revenue
(St. Mary and All Angels School)
1.25% (LOC; Allied Irish Bank)	1,300,000	[a]	1,300,000
Charter Mac Low Floater Certificates Trust, VRDN
1.38% (Insured; MBIA and LOC: Bayerische Landesbank,
Dexia Credit Locale and Toronto Dominion Bank)	4,000,000	[a]	4,000,000
City of Concord, MFMR (Arcadian) 1.08% (Insured; FNMA)	1,350,000	[a]	1,350,000
Golden Empire Schools Financing Authority, LR, VRDN
(Kern High School District Projects)
1.12% (LOC: California State Teachers Retirement
System and The Bank of New York)	2,500,000	[a]	2,500,000
Grant Joint Union High School District, COP
Bridge Funding Program .98%, 7/1/2004
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	900,000		900,000

6

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Irvine Improvement Bond Act of 1915
Assessment District-85-7-I, VRDN
1.12% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	1,600,000	[a]	1,600,000
Irvine Ranch Water District, Go Notes, VRDN
(Consolidated Improvement Districts)
1.14% (LOC; Landesbank Baden-Wuerttemberg)	1,000,000	[a]	1,000,000
Las Virgenes Unified School District, COP
.875%, 7/1/2004 (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	1,600,000		1,600,000
Los Angeles Community Redevelopment Agency, MFHR
VRDN (Rental Academy Village Apartments)
1.25% (Liquidity Facility; FNMA)	3,000,000	[a]	3,000,000
Los Angeles County Housing Authority, MFHR, Refunding
VRDN (Lincoln Malibu Meadows Project)
1.25% (Insured; FNMA)	1,600,000	[a]	1,600,000
Los Angeles Department of Airports, Airport Revenue
1.15%, 11/15/2004 (LOC: Bayerische Landesbank
and JPMorgan Chase Bank)	750,000		750,000
Los Angeles Department of Water and Power
Electric Revenue 5.10%, 2/15/2004	750,000	[b]	768,934
Metropolitan Water District of Southern California
Water Works Revenue, VRDN:
1.20%, Series B (Liquidity Facility; Landesbank
Hessen-Thueringen)	1,400,000	[a]	1,400,000
1.45%, Series A (Liquidity Facility; Bayerische
Hypo-und Vereinsbank)	2,500,000	[a]	2,500,000
M-S-R Public Power Agency, Industrial Revenue, VRDN
(San Juan Project) 1.30% (Insured; MBIA and
Liquidity Facility; Bank One)	1,000,000	[a]	1,000,000
City of Oakland, COP, VRDN (Capital Equipment Project)
1.12% (LOC; Landesbank Hessen-Thueringen)	3,300,000	[a]	3,300,000
Orange County, Apartment Development Revenue
Refunding, VRDN (Aliso Creek Project)
1.20% (LOC; FHLMC)	2,500,000	[a]	2,500,000
Port of Oakland, Port Revenue, CP
1%, 3/8/2004 (Insured: Bank of America and
JPMorgan Chase Bank)	2,500,000		2,500,000
Rancho Mirage Joint Powers Financing Authority, Revenue
VRDN (Eisenhower Medical Center)
1.14% (LOC; The Bank of New York)	700,000	[a]	700,000

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Tax Exempt Investments (continued)		Amount ($)		Value ($)

Riverside County Housing Authority, MFMR
Refunding, VRDN (Mountain View Apartments)
1.25% (LOC: FHLB and Redlands Federal
Savings and Loans)		700,000	[a]	700,000
San Francisco City and County Finance Corporation
LR, VRDN (Moscone Center Expansion Project)
1.18% (Insured; AMBAC and Liquidity Facility: JPMorgan
Chase Bank and State Street Bank and Trust Co.)		4,300,000	[a]	4,300,000
San Francisco City and County Redevelopment Agency
MFHR, Refunding, VRDN
(Fillmore) 1.20% (LOC; Credit Suisse)		4,000,000	[a]	4,000,000
San Gabriel Valley Council of Government, Revenue, CP
(Alameda Corridor-East Construction Project)
.93%, 2/13/2004 (LOC; Toronto Dominion Bank)		2,300,000		2,300,000
City of Stockton, MFHR, VRDN
(Mariners Pointe Association)
1.18% (LOC; Credit Suisse)		2,500,000	[a]	2,500,000
City of Union City, MFHR, Refunding, VRDN
(Mission Sierra) 1.25% (Insured; FNMA)		1,200,000	[a]	1,200,000
University of California, College and University Revenue
1%, 5/15/2004		3,500,000		3,501,414

Total Investments (cost $	75,542,668)	107.3%		75,542,668
Liabilities, Less Cash and Receivables		(7.3%)		(5,125,720)
Net Assets		100.0%		70,416,948

8

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance	GO	General Obligation
	Corporation	LOC	Letter of Credit
COP	Certificate of Participation	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors Assurance
FHLB	Federal Home Loan Bank		Insurance Corporation
FHLMC	Federal Home Loan Mortgage	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
FNMA	Federal National Mortgage	PCR	Pollution Control Revenue
	Association	RAN	Revenue Anticipation Notes
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes
Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	94.3
AAA, AA, A [b]		Aaa, Aa, A [b]		AAA, AA, A [b]	5.7
					100.0

a Securities payable on demand.Variable interest rate—subject to periodic change.

b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	At December 31, 2003, the fund had $22,190,000 (31.5% of net assets) invested in securities whose payment of principal and interest is dependant upon revenues generated from housing.

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		75,542,668	75,542,668
Cash			28,718
Interest receivable			153,342
			75,724,728

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2			28,490
Payable for shares of Beneficial Interest redeemed			5,000,002
Bank loan payable—Note 3			240,000
Dividend payable			39,125
Interest payable—Note 3			163
			5,307,780

Net Assets ( $)			70,416,948

Composition of Net Assets ($):
Paid-in capital			70,417,919
Accumulated net realized gain (loss) on investments			(971)

Net Assets ( $)			70,416,948

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)			70,417,919
Net Asset Value,	offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2003 (Unaudited)

Investment Income ($):
Interest Income	387,609
Expenses:
Management fee—Note 2	183,083
Interest expense—Note 3	1,365
Total Expenses	184,448
Investment Income—Net, representing net
increase in net assets resulting from operations	203,161

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Operations ($):
Investment income—net	203,161	692,066
Net realized gain (loss) on investments	—	(668)
Net Increase (Decrease) in Net Assets
Resulting from Operations	203,161	691,398

Dividends to Shareholders from ($):
Investment income—net	(203,161)	(692,066)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	112,868,495	181,314,843
Dividends reinvested	115,871	413,281
Cost of shares redeemed	(117,960,283)	(187,828,822)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(4,975,917)	(6,100,698)
Total Increase (Decrease) in Net Assets	(4,975,917)	(6,101,366)

Net Assets ($):
Beginning of Period	75,392,865	81,494,231
End of Period	70,416,948	75,392,865

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	December 31, 2003		Year Ended June 30,

	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.008	.013	.030	.028	.026
Distributions:
Dividends from
investment income—net	(.003)	(.008)	(.013)	(.030)	(.028)	(.026)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.50[a]	.84	1.36	3.03	2.85	2.62

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.45[a]	.45	.45	.45	.45	.45
Ratio of interest expense
to average net assets	.00[a,b]	.00[b]	.01	.02	.01	.01
Ratio of net investment income
to average net assets	.50[a]	.83	1.36	2.97	2.80	2.58

Net Assets, end of period
($ x 1,000)	70,417	75,393	81,494	88,500	119,486	109,392

a Annualized. b Amount represents less than .01%. See notes to financial statements.

The Fund

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A, which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $971 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to June 30, 2003. If not applied, $303 of the carryover expires in fiscal 2008 and $668 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2003 was all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At December 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions With Affiliates:

Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and

16

the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended December 31, 2003 was approximately $174,100 with a related weighted average annualized interest rate of 1.56%.

The Fund

17

For More Information

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to:

The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

Dreyfus
BASIC California Municipal
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation 307SA1203

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund

SEMIANNUAL REPORT December 31, 2003

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

     Dreyfus BASIC Massachusetts Municipal Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund covers the six-month period from July 1, 2003, through December 31, 2003. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, J. Christopher Nicholl.

Yields of tax-exempt money market instruments remained near historical lows during the second half of 2003, after the Federal Reserve Board (the “Fed”) reduced short-term interest rates in late June to their lowest level since 1958. Although the Fed refrained from reducing interest rates further during the remainder of the year, it repeatedly reaffirmed its commitment to keeping interest rates low.

However, recent developments suggest to us that interest rates are more likely to rise in 2004 than to drop further, and we continue to believe that tax-exempt money market funds deserve consideration for the “liquid” portion of tax-conscious investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

January 15, 2004

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus BASIC Massachusetts Municipal Money Market Fund perform during the period?

For the six-month period ended December 31, 2003, the fund’s shares provided an annualized yield of 0.51% and, after taking into account the effects of compounding, an annualized effective yield of 0.51%.1

Despite stronger U.S. economic growth, short-term interest rates and tax-exempt money market yields remained near historical lows during the second half of 2003 as the Federal Reserve Board (the “Fed”) reiterated its commitment to keeping rates low for “a considerable period.”

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from Massachusetts’s issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher-yielding securities.This is due

The Fund

DISCUSSION OF FUND PERFORMANCE (continued)

to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral average weighted maturity.

What other factors influenced the fund’s performance?

The second half of 2003 was characterized by a sustained U.S. economic recovery, including an estimated 8.2% annualized growth rate during the year’s third quarter, which represented the economy’s strongest quarterly performance in almost 20 years. In July, when more tangible signs of economic recovery appeared in the statistical data, concerns over potential inflationary pressures led to one of the most severe declines in the history of the longer-term bond market. However, yields of tax-exempt money market securities remained relatively stable at prevailing low levels, anchored by the 1% federal funds rate set by the Fed in late June.

Historically, interest rates and money market yields have tended to trend higher during the early stages of economic recoveries, largely because investors would anticipate Fed action designed to forestall inflationary pressures. During the reporting period, however, in the absence of any signs of resurgent inflation, the Fed repeatedly reminded investors of its intention to keep interest rates low. As a result, tax-exempt money market yields rose only slightly at the longer end of their maturity range.

Like other states, Massachusetts saw tax receipts fall short of budgeted projections during the economic downturn. However, Massachusetts has fared better than many other states in its efforts to address its fiscal difficulties. Increased taxes on cigarettes, a new tax on capital gains, elimination of certain income tax exemptions and freezing the state income-tax rate have allowed Massachusetts to generate more revenue than anticipated. Although it continues to be burdened by slower-

than-average economic growth, rising health care costs and high debt levels, the state’s fiscal health appears to be improving.

In this challenging environment, we remained vigilant regarding the credit quality of the fund’s investments, focusing primarily on highly rated securities from localities that derive most of their revenues from local property taxes rather than state aid.We also have invested in securities that are secured by the revenues generated by essential services, such as water facilities and toll roads.

What is the fund’s current strategy?

We have continued to maintain what we believe is a modestly defensive investment posture for the fund. Despite the Fed’s commitment to low interest rates, we believe that short-term rates may rise in 2004 if the economy remains strong, the labor markets improve and signs of renewed inflation begin to surface.Accordingly, we have set the fund’s weighted average maturity in a range we consider neutral to slightly shorter than average for the fund. To achieve this position, we have modestly increased the fund’s holdings of commercial paper in the three- to nine-month range, and we have reduced its holdings of municipal notes commensurately. In our view, these are prudent strategies while the markets adjust to a stronger economy.

January 15, 2004

  Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The Fund

STATEMENT OF INVESTMENTS

December 31, 2003 (Unaudited)

	Principal
Tax Exempt Investments—99.8%	Amount ($)		Value ($)

Canton, GO Notes, BAN 2%, 3/19/2004	3,000,000		3,005,976
Littleton, GO Notes 2.25%, 1/15/2004 (Insured; FGIC)	1,721,000		1,721,752
State of Massachusetts, GO Notes, VRDN:
(Central Artery) 1.30% (Liquidity Facility;
Landesbank Baden-Wuerttemberg)	2,300,000	[a]	2,300,000
Refunding:
1.22% (Liquidity Facility; WestLB AG)	5,400,000	[a]	5,400,000
1.25% (Liquidity Facility; Landesbank Hessen
Thuringen Girozentrale)	4,800,000	[a]	4,800,000
Massachusetts Bay Transportation Authority
General Transportation Systems, GO Notes, VRDN
1.10% (Liquidity Facility; WestLB AG)	6,000,000	[a]	6,000,000
Massachusetts Development Finance Agency:
Revenue, CP .95%, 3/11/2004 (LOC; Wachovia Bank)	5,000,000		5,000,000
VRDN:
College and University Revenue, Refunding
(Smith College) 1.18%	5,900,000	[a]	5,900,000
Private Schools Revenue:
(Dexter School Project) 1.27% (Insured;
MBIA and Liquidity Facility; Wachovia Bank)	1,000,000	[a]	1,000,000
(Meadowbrook School)
1.23% (LOC; Allied Irish Banks)	3,000,000	[a]	3,000,000
(Worcester Academy)
1.27% (LOC; Allied Irish Banks)	3,000,000	[a]	3,000,000
Massachusetts Health and Educational Facilities Authority:
College and University Revenue:
(Amherst College) .88%, 6/9/2004	3,800,000		3,800,000
(Williams College):
1.10%, 4/1/2004	2,500,000		2,500,000
VRDN 1.23%	2,595,000	[a]	2,595,000
VRDN:
College and University Revenue:
(Boston University) 1.09%
(LOC; State Street Bank and Trust Co.)	700,000	[a]	700,000
(Harvard University) 1.18%	4,500,000	[a]	4,500,000
(Simmons College) 1.25% (Insured; AMBAC
and Liquidity Facility; Fleet National Bank)	2,500,000	[a]	2,500,000
(University of Massachusetts) 1.08%
(LOC; Dexia Credit Locale)	3,200,000	[a]	3,200,000
(Wellesley College) 1.22%	1,600,000	[a]	1,600,000

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Massachusetts Health and Educational Facilities Authority:
VRDN (continued):
Revenue:
Capital Asset Program:
1.21%, Series M (LOC; Fleet National Bank)	2,275,000	[a]	2,275,000
1.26%, Series C (Insured; MBIA and Liquidity
Facility; State Street Bank and Trust Co.)	700,000	[a]	700,000
1.26%, Series D (Insured; MBIA and Liquidity
Facility; State Street Bank and Trust Co.)	40,000	[a]	40,000
1.30%, Series E (LOC; Bank One)	3,000,000	[a]	3,000,000
(Hallmark Health Systems)
1.20% (Insured; FSA and Liquidity Facility;
Fleet National Bank)	2,900,000	[a]	2,900,000
(Partners Healthcare Systems):
1.10% (Insured; FSA and Liquidity Facility;
Bayerische Landesbank and LOC;
JPMorgan Chase Bank)	6,000,000	[a]	6,000,000
1.12% (Insured; FSA and Liquidity Facility;
Bayerische Landesbank and LOC;
JPMorgan Chase Bank)	1,800,000	[a]	1,800,000
Massachusetts Industrial Finance Agency
College and University Revenue, VRDN:
(Milton Academy) 1.30% (Insured; MBIA
and Liquidity Facility; Fleet National Bank)	1,600,000	[a]	1,600,000
Refunding (Showa Women’s Institute)
1.35% (LOC; The Bank of New York)	9,900,000	[a]	9,900,000
Massachusetts Water Resource Authority, Water Revenue:
CP:
.90%, 1/16/2004 (LOC; Bayerische Landesbank)	6,800,000		6,800,000
.95%, 2/9/2004 (LOC; Bayerische Landesbank)	1,000,000		1,000,000
.93%, 2/12/2004 (LOC; State Street Bank and Trust Co.)	4,500,000		4,500,000
VRDN (Multi-Modal):
1.03%, Series A (Insured; AMBAC and Liquidity Facility:
Bank of Nova Scotia and Dexia Credit Locale)	3,500,000	[a]	3,500,000
1.05%, Series B (LOC; Landesbank Hessen
Thuringen Girozentrale)	3,400,000	[a]	3,400,000
Refunding 1.10%, Series D (Insured; FGIC and
Liquidity Facility; Dexia Credit Locale)	5,550,000	[a]	5,550,000
Maynard, GO Notes 2.50%, 2/1/2004 (Insured; MBIA)	1,073,000		1,074,301
Milton, GO Notes, BAN 2%, 3/12/2004	4,000,000		4,006,922

The Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Tax Exempt Investments (continued)		Amount ($)		Value ($)

Pembroke, GO Notes, BAN 2%, 8/5/2004		1,000,000		1,005,747
Route 3 North Transit Improvement Association
LR, VRDN 1.06% (Insured; AMBAC and Liquidity
Facility; Dexia Credit Locale)		6,500,000	[a]	6,500,000
Westborough, GO Notes, BAN 2%, 11/19/2004		1,738,000		1,752,451
Wrentham, GO Notes, BAN 2%, 6/3/2004		1,400,000		1,404,948

Total Investments (cost $	131,232,097)	99.8%		131,232,097
Cash and Receivables (Net)		.2%		317,677
Net Assets		100.0%		131,549,774

Summary of Abbreviations
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	LOC	Letter of Credit
BAN	Bond Anticipation Notes	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors
FGIC	Financial Guaranty Insurance		Assurance Insurance
	Corporation		Corporation
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes
Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	94.5
AAA, AA, A [b]		Aaa, Aa, A [b]		AAA, AA, A [b]	2.1
Not Rated [c]		Not Rated [c]		Not Rated [c]	3.4
					100.0

a Securities payable on demand.Variable interest rate—subject to periodic change.

b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		131,232,097	131,232,097
Cash			151,026
Interest receivable			315,752
			131,698,875

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2			49,305
Dividend payable			64,245
Payable for shares of Beneficial Interest redeemed			35,457
Interest payable—Note 3			94
			149,101

Net Assets ( $)			131,549,774

Composition of Net Assets ($):
Paid-in capital			131,549,774

Net Assets ( $)			131,549,774

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)			131,560,859
Net Asset Value,	offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2003 (Unaudited)

Investment Income ($):
Interest Income	696,290
Expenses:
Management fee—Note 2	325,578
Interest expense—Note 3	2,774
Total Expenses	328,352
Investment Income—Net, representing net
increase in net assets resulting from operations	367,938

See notes to financial statements.

The Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Operations ($):
Investment Income—Net, representing net
increase in net assets resulting from operations	367,938	1,642,649

Dividends to Shareholders from ($):
Investment income—net	(367,938)	(1,642,649)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	120,292,545	286,907,221
Dividends reinvested	73,278	316,849
Cost of shares redeemed	(151,546,492)	(293,094,809)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(31,180,669)	(5,870,739)
Total Increase (Decrease) in Net Assets	(31,180,669)	(5,870,739)

Net Assets ($):
Beginning of Period	162,730,443	168,601,182
End of Period	131,549,774	162,730,443

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	December 31, 2003		Year Ended June 30,

	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.009	.014	.032	.032	.027
Distributions:
Dividends from investment
income—net	(.003)	(.009)	(.014)	(.032)	(.032)	(.027)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.26[a]	.87	1.41	3.29	3.21	2.76

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.45[a]	.45	.45	.45	.45	.45
Ratio of interest expense
to average net assets	.00[a,b]	.00[b]	.00[b]	.01	.01	—
Ratio of net investment income
to average net assets	.51[a]	.87	1.38	3.22	3.18	2.71

Net Assets, end of period
($ x 1,000)	131,550	162,730	168,601	138,047	123,027	122,751

a Annualized. b Amount represents less than .01%. See notes to financial statements.

The Fund

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2003 was all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund

15

zNOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

Investment management fee: Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurels Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

16

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended December 31, 2003 was approximately $359,200 with a related weighted average annualized interest rate of 1.53%.

The Fund

17

For More Information

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to:

The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation 715SA1203

Dreyfus BASIC
New York Municipal
Money Market Fund

SEMIANNUAL REPORT December 31, 2003

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

     Dreyfus BASIC New York Municipal Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus BASIC New York Municipal Money Market Fund covers the six-month period from July 1, 2003, through December 31, 2003. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, J. Christopher Nicholl.

Yields of tax-exempt money market instruments remained near historical lows during the second half of 2003, after the Federal Reserve Board (the “Fed”) reduced short-term interest rates in late June to their lowest level since 1958. Although the Fed refrained from reducing interest rates further during the remainder of the year, it repeatedly reaffirmed its commitment to keeping interest rates low.

However, recent developments suggest to us that interest rates are more likely to rise in 2004 than to drop further, and we continue to believe that tax-exempt money market funds deserve consideration for the “liquid” portion of tax-conscious investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

January 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus BASIC New York Municipal Money Market Fund perform during the period?

For the six-month period ended December 31, 2003, the fund’s shares provided an annualized yield of 0.51% and, after taking into account the effects of compounding, an annualized effective yield of 0.51%.1

Despite stronger U.S. economic growth, short-term interest rates and tax-exempt money market yields remained near historical lows during the second half of 2003 as the Federal Reserve Board (the “Fed”) reiterated its commitment to keeping rates low for “a considerable period.”

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from New York issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in New York’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher-yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s weighted average maturity to maintain current yields for as long as practical.At other times, we try to maintain a neutral weighted average maturity.

What other factors influenced the fund’s performance?

The second half of 2003 was characterized by a sustained U.S. economic recovery, including an estimated 8.2% annualized growth rate during the year’s third quarter, which represented the economy’s strongest quarterly performance in almost 20 years. In July, when more tangible signs of economic recovery appeared in the statistical data, concerns over potential inflationary pressures led to one of the most severe declines in the history of the longer-term bond market. However, yields of tax-exempt money market securities remained relatively stable at prevailing low levels, anchored by the 1% federal funds rate set by the Fed in late June.

Historically, interest rates and money market yields have tended to trend higher during the early stages of economic recoveries, largely because investors would anticipate Fed action designed to forestall inflationary pressures. During the reporting period, however, in the absence of any signs of resurgent inflation, the Fed repeatedly reminded investors of its intention to keep interest rates low. As a result, tax-exempt money market yields rose only slightly at the longer end of their maturity range.

Like many other states, New York saw tax receipts fall short of budgeted projections during the economic downturn. As a result, New York state and New York city both began their 2004 fiscal years with budget gaps of several billion dollars.The state and city addressed their deficits by cutting spending, raising taxes and fees, and borrowing in the tax-exempt securities markets. Although a rising supply of newly issued securities historically has tended to put upward pressure on

4

yields, during the reporting period the increased supply was readily absorbed by robust investor demand, and tax-exempt money market yields remained low.

In this challenging environment, we intensified our focus on credit quality, investing primarily in highly rated securities from localities and school districts that, in our judgment, do not depend heavily on state aid for their revenues. We also have invested in securities that are secured by the revenues generated by essential services, such as water facilities and toll roads.

What is the fund’s current strategy?

We have continued to maintain what we believe is a modestly defensive investment posture for the fund. Despite the Fed’s commitment to low interest rates, we believe that short-term rates may rise in 2004 if the economy remains strong, the labor markets improve and signs of renewed inflation begin to surface.Accordingly, we have set the fund’s weighted average maturity in a range we consider neutral to slightly shorter than average for the fund. To achieve this position, we have modestly increased the fund’s holdings of commercial paper in the three- to nine-month range, and we have reduced its holdings of municipal notes commensurately. In our view, these are prudent strategies while the markets adjust to a stronger economy.

January 15, 2004

  Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The Fund

5

STATEMENT OF INVESTMENTS

December 31, 2003 (Unaudited)

	Principal
Tax Exempt Investments—100.1%	Amount ($)		Value ($)

Great Neck North Water Authority, Water System Revenue
VRDN 1.25% (Insured; FGIC and
Liquidity Facility; State Street Bank & Trust Co.)	7,400,000	[a]	7,400,000
Irvington Union Free School District, GO Notes, BAN
1.50%, 8/27/2004	11,370,000		11,408,163
Jay Street Development Corporation
LR, VRDN (Jay Street Project):
1.10%, Series A-1 (LOC; JPMorgan Chase Bank)	10,900,000	[a]	10,900,000
1.15%, Series A-2 (LOC; Landesbank Hessen-
Thuringen Girozentrale)	13,350,000	[a]	13,350,000
Long Island Power Authority, Electric System Revenue
VRDN 1.08% (Insured; MBIA and Liquidity
Facility; Credit Suisse)	11,500,000	[a]	11,500,000
Metropolitan Transportation Authority, Transit Revenue
Refunding, VRDN 1.18% (Insured; AMBAC and
Liquidity Facility; Bank of Nova Scotia)	10,200,000	[a]	10,200,000
Monroe County Airport Authority, Airport Revenue
VRDN 1.28% (Insured; MBIA and Liquidity
Facility; Merrill Lynch)	4,900,000	[a]	4,900,000
Monroe County Industrial Development Agency
Civic Facility Revenue, VRDN
(St. Ann’s Home for the Aged Project)
1.11% (LOC; HSBC Bank USA)	11,600,000	[a]	11,600,000
Nassau County Interim Finance Authority
Sales Tax Revenue, VRDN
1.05% (Insured; FSA and Liquidity Facility;
BNP Paribas)	12,100,000	[a]	12,100,000
New York City, GO Notes, VRDN:
1.05%, Series A-2 (LOC; Bank of America)	8,000,000	[a]	8,000,000
1.10%, Series B-8 (LOC; Bayerische Landesbank)	5,505,000	[a]	5,505,000
1.10%, Series F-5 (LOC; Bayerische Landesbank)	5,385,000	[a]	5,385,000
1.15%, Series A-5 (LOC; HSBC Bank USA)	10,000,000	[a]	10,000,000
1.15%, Series A-7 (Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3,700,000	[a]	3,700,000
1.17%, Series A-10 (LOC; JPMorgan Chase Bank)	800,000	[a]	800,000
New York City Housing Development Corporation, VRDN:
Mortgage Revenue
(Residential East 17th Street)
1.28% (LOC; JPMorgan Chase Bank)	9,875,000	[a]	9,875,000
Multi-Family Rental Housing Revenue:
(Monterey) 1.10% (Insured; FNMA)	13,400,000	[a]	13,400,000
(West 89th Street Development)
1.15% (LOC; FNMA)	14,000,000	[a]	14,000,000

6

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New York City Municipal Water Finance Authority
Water and Sewer System Revenue, VRDN:
1.17%, Series C (Liquidity Facility; Dexia
Credit Locale)	2,580,000	[a]	2,580,000
1.17%, Series F (Liquidity Facility;
Bayerische Landesbank)	14,410,000	[a]	14,410,000
1.22%, Series C-2 (Liquidity Facility: Bank of
Nova Scotia and Toronto Dominion Bank)	13,200,000	[a]	13,200,000
New York State, GO Notes
1.02%, 8/5/2004,
(LOC; Dexia Credit Locale)	4,500,000		4,500,000
1.05%, 10/7/2004
(LOC; Dexia Credit Locale)	12,000,000		12,000,000
New York State Dormitory Authority, Revenue
VRDN:
(New York Foundling Charitable Corp.)
1.11% (LOC; Allied Irish Bank)	4,635,000	[a]	4,635,000
(Rochester Institute of Technology)
1.22% (Insured; AMBAC and Liquidity Facility;
Fleet National Bank)	9,675,000	[a]	9,675,000
New York State Energy Research and Development
Authority, PCR (New York State Electric and Gas):
1.10%, 3/15/2004 (LOC; JPMorgan Chase Bank)	3,000,000		3,000,000
Refunding, VRDN 1.30% (LOC; Bank One)	3,700,000	[a]	3,700,000
New York State Housing Finance Agency, Revenue
VRDN:
(Historic Front Street)
1.18% (LOC; Bank of New York)	5,000,000	[a]	5,000,000
(Normandie Court I Project)
1.08% (LOC; Landesbank Hessen-Thuringen
Girozentrale)	10,950,000	[a]	10,950,000
New York State Local Government Assistance
Corporation, VRDN:
Revenue
1.05% (LOC; Societe Generale)	16,600,000	[a]	16,600,000
Sales Tax Revenue
1.08% (LOC: Bayerische Landesbank and
WestLB AG)	16,215,000	[a]	16,215,000
New York State Thruway Authority, Highway
and Bridge Trust Fund, Revenue
5.25%, 4/1/2004 (Insured; AMBAC)	5,000,000		5,052,067
Oneida Indian Nation, Revenue, VRDN
1.10% (LOC; Bank of America)	10,200,000	[a]	10,200,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Tax Exempt Investments (continued)		Amount ($)		Value ($)

Orange County Industrial Development Agency
Civic Facility Revenue, VRDN
(Horton Medical Center Project)
1.22% (Insured; FSA and Liquidity Facility;
Fleet National Bank)		9,800,000	[a]	9,800,000
Rensselaer County Industrial Development Agency
Civic Facility Revenue, VRDN
(Polytech Institute Project) 1.25%		3,500,000	[a]	3,500,000
Wayne County, GO Notes, BAN
1.50%, 6/10/2004		13,600,000		13,629,613
Yonkers, GO Notes, RAN
2%, 5/14/2004		5,000,000		5,019,243

Total Investments (cost $	327,689,086)	100.1%		327,689,086
Liabilities, Less Cash and Receivables		(.1%)		(171,656)
Net Assets		100.0%		327,517,430

8

Summary of Abbreviations
AMBAC	American Municipal Bond	LOC	Letter of Credit
	Assurance Corporation	LR	Lease Revenue
BAN	Bond Anticipation Notes	MBIA	Municipal Bond Investors
FGIC	Financial Guaranty Insurance		Assurance Insurance
	Company		Corporation
FNMA	Federal National Mortgage	PCR	Pollution Control Revenue
	Association	RAN	Revenue Anticipation Notes
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes
GO	General Obligation
Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	90.8
AAA, AA, Ab		Aaa, Aa, Ab		AAA, AA, Ab	1.6
Not Rated[c]		Not Rated[c]		Not Rated[c]	7.6
					100.0

a Securities payable on demand.Variable interest rate—subject to periodic change.

b	Notes which are not F, MIG, or SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund

9

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		327,689,086	327,689,086
Cash			608,073
Interest receivable			582,110
			328,879,269

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2			120,604
Bank loan payable—Note 3			945,000
Dividend payable			167,808
Payable for shares of Beneficial Interest redeemed			127,747
Interest payable—Note 3			680
			1,361,839

Net Assets ( $)			327,517,430

Composition of Net Assets ($):
Paid-in capital			327,517,440
Accumulated net realized gain (loss) on investments			(10)

Net Assets ( $)			327,517,430

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)			327,517,440
Net Asset Value,	offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2003 (Unaudited)

Investment Income ($):
Interest Income	1,615,238
Expenses:
Management fee—Note 2	755,513
Interest expense—Note 3	1,470
Total Expenses	756,983
Investment Income—Net, representing net increase
in net assets resulting from operations	858,255

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Operations ($):
Investment Income—Net, representing
net increase in net assets resulting
from operations	858,255	2,974,414

Dividends to Shareholders from ($):
Investment income—net	(858,255)	(2,974,414)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	117,015,864	276,074,163
Dividends reinvested	742,440	2,614,249
Cost of shares redeemed	(130,329,400)	(281,631,916)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(12,571,096)	(2,943,504)
Total Increase (Decrease) in Net Assets	(12,571,096)	(2,943,504)

Net Assets ($):
Beginning of Period	340,088,526	343,032,030
End of Period	327,517,430	340,088,526

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	December 31, 2003		Year Ended June 30,

	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.009	.014	.032	.032	.027
Distributions:
Dividends from investment
income—net	(.003)	(.009)	(.014)	(.032)	(.032)	(.027)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.52[a]	.86	1.36	3.26	3.20	2.69

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.45[a]	.45	.45	.45	.45	.45
Ratio of interest expense
to average net assets	.00[a,b]	.00[b]	.00[b]	.01	—	—
Ratio of net investment income
to average net assets	.51[a]	.86	1.36	3.21	3.17	2.65

Net Assets, end of period
($ x 1,000)	327,517	340,089	343,032	364,267	358,095	314,095

a Annualized. b Amount represents less than .01%. See notes to financial statements.

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain, if any, sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2003 was all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Investment management fee: Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended December 31, 2003, was approximately $193,200 with a related weighted average annualized interest rate of 1.51%.

The Fund

For More Information

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to:

The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

Dreyfus BASIC
New York Municipal
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

316SA1203

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax Free Municipal Funds

By:
/s/Stephen E. Canter

Stephen E. Canter
President

Date:	February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
/s/Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	February 25, 2004

By:
/s/James Windels

James Windels
Chief Financial Officer

Date:	February 25, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)